Shareholder Fees - Prospectus #2 - Calvert Emerging Markets Focused Growth Fund	Dec. 31, 2022
Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none

[1]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.